Employee Benefits	12 Months Ended
Jun. 30, 2023
Employee Benefits [Abstract]
EMPLOYEE BENEFITS

21. EMPLOYEE BENEFITS

	For the year ended
	30 June 2023	30 June 2022
	RM	RM

Salaries, wages, bonuses and allowances	3,529,651	1,746,906
Defined contribution plans	269,123	188,341
Social security contributions	14,153	23,840
Other employee benefits	359,839	244,999
	4,172,766	2,204,086